Financial Risk Management and Fair Values of Financial Instruments - Summary of Foreign Exchange Risk (Detail)
€ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2020 CNY (¥) ExchangeRate	Dec. 31, 2020 USD ($) ExchangeRate	Dec. 31, 2020 HKD ($) ExchangeRate	Dec. 31, 2020 EUR (€) ExchangeRate	Dec. 31, 2020 SGD ($) ExchangeRate	Dec. 31, 2019 CNY (¥) ExchangeRate	Dec. 31, 2019 USD ($) ExchangeRate	Dec. 31, 2019 HKD ($) ExchangeRate	Dec. 31, 2019 EUR (€) ExchangeRate	Dec. 31, 2019 AUD ($) ExchangeRate	Dec. 31, 2019 SGD ($) ExchangeRate	Dec. 31, 2019 JPY (¥) ExchangeRate	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	6.5250	6.5250	6.5250	6.5250	6.5250
Cash and cash equivalents	¥ 23,085	$ 3,538				¥ 34,945	$ 5,356						¥ 30,060	¥ 32,836
Accounts receivable	16,287	$ 2,496				17,233								¥ 13,964
Financial assets measured at FVOCI	1,838					3,323
Accounts payable	73,046					63,390
Foreign exchange risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	2,594					1,349
Accounts receivable	1,446					1,630
Borrowings	222					274
Total financial assets	5,712					6,104
Accounts payable	243					441
Total financial liabilities	¥ 465					¥ 715
Foreign exchange risk [member] | HK dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	0.84	0.84	0.84	0.84	0.84	0.90	0.90	0.90	0.90	0.90	0.90	0.90
Cash and cash equivalents	¥ 40		$ 48			¥ 31		$ 35
Accounts receivable	¥ 1		$ 1			¥ 2		$ 2
Foreign exchange risk [member] | US dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	6.52	6.52	6.52	6.52	6.52	6.98	6.98	6.98	6.98	6.98	6.98	6.98
Cash and cash equivalents	¥ 2,305	$ 353				¥ 1,160	$ 166
Accounts receivable	1,429	219				1,612	231
Borrowings	204	31				232	33
Accounts payable	¥ 235	$ 36				¥ 433	$ 62
Foreign exchange risk [member] | Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	8.03	8.03	8.03	8.03	8.03	7.82	7.82	7.82	7.82	7.82	7.82	7.82
Cash and cash equivalents	¥ 241			€ 30		¥ 146			€ 19
Accounts receivable	16			2		16			2
Borrowings	18			2		42			5
Financial assets measured at FVOCI	1,672			208		3,125			400
Accounts payable	¥ 8			€ 1		¥ 8			€ 1
Foreign exchange risk [member] | Japanese Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06
Cash and cash equivalents						¥ 2						¥ 31
Foreign exchange risk [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	4.93	4.93	4.93	4.93	4.93	5.17	5.17	5.17	5.17	5.17	5.17	5.17
Cash and cash equivalents	¥ 7				$ 1	¥ 6					$ 1
Foreign exchange risk [member] | AUD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	5.02	5.02	5.02	5.02	5.02	4.88	4.88	4.88	4.88	4.88	4.88	4.88
Cash and cash equivalents	¥ 1					¥ 4				$ 1